Operating Lease - Schedule of Maturity Analysis of Company’s Lease Liability (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Maturity Analysis of Company’s Lease Liability [Abstract]
Less than one year	$ 90
Two years	90
Total operating lease payments	180
Less: imputed interest	(10)
Present value of lease liability	$ 170